Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions
b)	Other than disclosed elsewhere, the Company had the following significant related party transactions for the years ended December 31, 2016, 2017 and 2018:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Services provided to:
- Xiaomi Group	125,147	220,110	374,085	54,408
- WiFire BJ	—	9,726	16,490	2,398
- Taiji	—	—	13,681	1,990
- BJ Kingsoft	19,471	8,046	6,281	914
- BJ Cheetah	9,478	5,128	2,079	302
- Unisvnet	—	—	1,011	147
- Others	2,413	3,314	4,493	653

Services provided by:
- CYSD	—	2,979	18,667	2,715
- BJ Kingsoft	1,045	7,775	13,204	1,920
- Taiji	—	—	7,095	1,032
- DCSS	10,883	6,424	5,238	762
- BZRH	—	—	4,239	617
- WiFire BJ	—	1,616	4,066	591
- Jingliang Inter Cloud	—	—	3,477	506
- Others	9,178	2,632	6,396	963

Sales of equipment and property to:
- BJ Fastweb	—	1,021	—	—

Purchases of equipment and property from:
- WNT Technology	—	2,629	—	—
- DIC	3,079	1,234	—	—

Loan to:
- BJ Fastweb	—	20,000	—	—

Loan from:
- CD Guotao	3,483	—	—	—

Interest income from loan to:
- BJ Fastweb	—	210	700	102

Lease deposit paid to:
- Tuspark Harmonious	—	—	11,472	1,669
- Ziguang Financial Leasing	—	—	2,042	297

Lease payment paid to:
- Ziguang Financial Leasing	—	—	4,897	712

Related Party Balances
c)	The Company had the following related party balances as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Amounts due from related parties:
Current:
- Xiaomi Group	39,016	41,159	5,986
- WiFire BJ	15,321	36,578	5,320
- SH Fawei	10,332	13,742	1,999
- Taiji	—	13,542	1,970
- SH Shibei	9,800	9,800	1,425
- WH Fastweb	4,600	5,131	746
- Unisvnet	—	1,072	156
- BJ Kingsoft	5,663	982	143
- Seller of iJoy	26,137	—	—
- Others	3,387	3,440	500

	114,256	125,446	18,245

Non-current:
- BJ Fastweb	20,210	20,910	3,041
- Tuspark Harmonious	—	11,472	1,669
- Ziguang Financial Leasing	—	2,042	297

	20,210	34,424	5,007

Amounts due to related parties:
Current:
- Tuspark Harmonious	—	13,850	2,014
- Ziguang Financial Leasing	—	8,938	1,300
- SH Guotong	—	8,135	1,183
- CYSD	3,618	7,158	1,041
- Taiji	—	6,724	978
- BZRH	9,358	5,088	740
- BJ Kingsoft	2,070	609	89
- Seller of iJoy	39,068	—	—
- Others	1,561	1,826	266

	55,675	52,328	7,611

Non-current:
- Tuspark Harmonious	—	443,622	64,522
- Shihua DC Holdings	—	48,329	7,029
- Ziguang Financial Leasing	—	12,527	1,822

	—	504,478	73,373

Parent Company
Related Party Transactions

The Company had the following related party balances as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Amounts due from subsidiaries
- 21Vianet HK	4,143,269	4,938,618	718,292
- HongKong Fastweb Holdings Co., Ltd.	61,637	65,976	9,596
- 21V Mobile	50,453	52,579	7,647
- Ventures	25,549	—	—
- WiFire Open Network Group Ltd.	4,170	4,277	622
- WiFire Group Inc.	653	686	100
- Others	12	13	2

	4,285,743	5,062,149	736,259

Amount due from a related party
Current:
- Seller of iJoy	26,137	—	—

Amounts due to subsidiaries
- 21Vianet Beijing	17,595	18,351	2,669
- Others	18	2,891	421

	17,613	21,242	3,090

	As of December 31,
	2017	2018
	RMB	RMB	US$
Amount due to a related party
Current:
- Seller of iJoy	39,068	—	—